CUNA Mutual Life Insurance Company
2000 Heritage Way, Waverly, Iowa 50677
Phone: 800-798-5500


                        MEMBERS VARIABLE UNIVERSAL LIFE
                      Supplement dated September 19, 2002
                        To Prospectus dated May 1, 2002


Effective the date of this supplement, the fourth and fifth sentences of the second full paragraph on page 25 are replaced with the following:

Effective September 19, 2002, Fitch rated us AA- (Very Strong) for insurer financial strength. This is the fourth highest rating out of a possible 24.